CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (2,211)	$ 1,379
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	10,698	12,369
Stock based compensation	1,076	1,056
Accrued severance pay, net	311	(193)
Accrued interest and exchange rate differences on short and long-term restricted cash, net	(69)	(28)
Exchange rate differences on long-term loans	(124)	522
Capital loss (gain) from disposal of property and equipment	(3)	69
Deferred income taxes	(330)	370
Decrease (increase) in trade receivables, net	(7,114)	19
Increase in other assets (including short-term, long-term and deferred charges)	(5,428)	(18,934)
Increase in inventories	(395)	(986)
Increase (decrease) in trade payables	5,409	(424)
Decrease in accrued expenses	(6,147)	(1,022)
Increase (decrease) in advances from customer, held by trustees, net	5,002	(1,004)
Decrease in other accounts payable and other long-term liabilities	(5,719)	(1,562)
Net cash used in operating activities	(5,044)	(8,369)
Cash flows from investing activities:
Purchase of property and equipment	(2,166)	(3,892)
Investment in restricted cash held by trustees	(17,620)
Proceeds from restricted cash held by trustees	9,075	1,016
Investment in restricted cash (including long-term)	(9,114)	(12,142)
Proceeds from restricted cash (including long-term)	14,624	14,091
Proceeds from working capital adjustment to subsidiary purchase price		1,465
Acquisition of subsidiary, net of cash acquired (a)		(1,867)
Purchase of intangible asset	(72)	(21)
Net cash used in investing activities	(5,273)	(1,350)
Cash flows from financing activities:
Issuance of restricted stock units	12	14
Repayment of convertible notes		(394)
Short-term bank credit, net	1,201	(275)
Proceeds from long-term loans	10,000
Repayments of long-term loans	(4,423)	(852)
Net cash provided by (used in) financing activities	6,790	(1,507)
Effect of exchange rate changes on cash and cash equivalents	(164)	102
Decrease in cash and cash equivalents	(3,691)	(11,124)
Cash and cash equivalents at the beginning of the period	56,231	57,238
Cash and cash equivalents at the end of the period	52,540	46,114
Cash paid during the period for:
Interest	1,456	541
Income taxes	576	784
Non-cash transactions:
Conversion of long-term convertible subordinated notes to ordinary shares		9
Classification from inventories to property and equipment	1,204	585
Classification from property and equipment to inventories	614	78
Purchase of intangible assets	2,005
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)		226
Property and equipment		42
Intangible assets		720
Goodwill		1,890
Other non-current assets		209
Long-term liabilities		398
Contigent consideration		822
Net assets acquired		$ 1,867